SHARE-BASED PAYMENTS - (Summary of Equity Award Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Granted (new options)	0	0	0
Employees and Directors [Member] | China Index Holdings Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at the beginning of the year	6,247,265	6,725,855	7,217,995
Forfeited	(99,620)	(93,160)	(140,510)
Expired	(275,620)	(363,430)	(351,630)
Exercised	(240)	(22,000)
Outstanding at the end of the year	5,871,785	6,247,265	6,725,855	7,217,995
Vested and expected to vest at December 31, 2020	5,871,785	6,247,265	6,725,855
Exercisable at December 31, 2020	5,637,960	5,792,080	5,700,360
Weighted Average Exercise Price
Outstanding, December 31, 2019	$ 3.83	$ 3.97	$ 3.84
Forfeited	3.71	2.30	1.19
Expired	3.99	6.70	2.40
Exercised	6.10	5.37
Outstanding, December 31, 2020	3.82	3.83	3.97	$ 3.84
Vested and expected to vest at December 31, 2020	3.82	3.83	3.97
Exercisable at December 31, 2020	$ 3.86	$ 3.97	$ 3.87
Weighted Average Remaining Contractual Term
Outstanding, December 31, 2019		6 years 5 months 15 days	4 years 10 months 2 days	5 years 18 days
Outstanding, December 31, 2020	0 years		0 years
Vested and expected to vest at December 31, 2020	0 years	6 years 5 months 15 days	0 years
Exercisable at December 31, 2020	0 years	6 years 3 months 29 days	0 years
Aggregated Intrinsic Value
Outstanding, December 31, 2019			$ 5,299
Outstanding, December 31, 2020				$ 5,299